Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of interests in subsidiaries
The Company has interests in significant subsidiaries and joint ventures as follows:

Name	Country of incorporation	Principal activities	Interest %
			Dec 31 2018	Dec 31 2017
Significant subsidiaries:
Methanex Asia Pacific Limited	Hong Kong	Marketing & distribution	100%	100%
Methanex Europe NV	Belgium	Marketing & distribution	100%	100%
Methanex Methanol Company, LLC	United States	Marketing & distribution	100%	100%
Egyptian Methanex Methanol Company S.A.E. ("Methanex Egypt")	Egypt	Production	50%	50%
Methanex Chile S.A.	Chile	Production	100%	100%
Methanex New Zealand Limited	New Zealand	Production	100%	100%
Methanex Trinidad (Titan) Unlimited	Trinidad	Production	100%	100%
Methanex U.S.A. LLC	United States	Production	100%	100%
Methanex Louisiana LLC	United States	Production	100%	100%
Waterfront Shipping Company Limited[1]	Cayman Islands	Shipping	100%	100%
Significant joint ventures:
Atlas Methanol Company Unlimited[2]	Trinidad	Production	63.1%	63.1%

[1]	Waterfront Shipping Company Limited has a controlling interest in multiple ocean going vessels owned through less than wholly-owned entities as disclosed in note 23.

[2]	Summarized financial information for the group's investment in Atlas is disclosed in note 6.

Set out below is summarized financial information for each of our subsidiaries that have non-controlling interests. The amounts disclosed are before inter-company eliminations.

As at			Dec 31 2018			Dec 31 2017
	Methanex Egypt	Other[1]	Total	Methanex Egypt	Other[1]	Total
Current assets	$158,903	$73,431	$232,334	$248,032	$27,240	$275,272
Non-current assets	670,819	142,790	813,609	720,356	105,375	825,731
Current liabilities	(86,155)	(13,625)	(99,780)	(231,259)	(12,489)	(243,748)
Non-current liabilities	(170,034)	(165,766)	(335,800)	(293,184)	(76,090)	(369,274)
Net assets	573,533	36,830	610,363	443,945	44,036	487,981
Carrying amount of Methanex non-controlling interests	$275,303	$21,325	$296,628	$216,599	$27,748	$244,347

For the years ended December 31			2018			2017
	Methanex Egypt	Other[1]	Total	Methanex Egypt	Other[1]	Total
Revenue	$404,936	$34,759	$439,695	$285,017	$32,094	$317,111
Net and total comprehensive income	118,099	9,168	127,267	65,241	6,981	72,222
Net and total comprehensive income attributable to Methanex non-controlling interests	84,418	4,584	89,002	55,470	3,492	58,962
Equity contributions by non-controlling interests	$—	$5	$5	$—	$8,170	$8,170
Distributions paid and accrued to non-controlling interests	$(25,715)	$(11,006)	$(36,721)	$(26,970)	$(4,330)	$(31,300)

For the years ended December 31			2018			2017
	Methanex Egypt	Other[1]	Total	Methanex Egypt	Other[1]	Total
Cash flows from (used in) operating activities	$254,030	$21,556	$275,586	$131,175	$19,538	$150,713
Cash flows from (used in) financing activities	(333,595)	62,382	(271,213)	(27,365)	(3,250)	(30,615)
Cash flows from (used in) investing activities	$(3,619)	$(99,463)	$(103,082)	$(18,839)	$(605)	$(19,444)

[1]	Other is comprised of multiple ocean going vessels controlled by Waterfront Shipping Company Limited through less than wholly-owned entities.

Disclosure of transactions between related parties
Remuneration of non-management directors and senior management, which includes the members of the executive leadership team, is as follows:

For the years ended December 31	2018	2017
Short-term employee benefits	$6,829	$5,214
Post-employment benefits	977	583
Other long-term employee benefits	52	43
Share-based compensation expense (recovery)[1]	(4,725)	40,668
Total	$3,133	$46,508
[1]  Balance includes realized and unrealized gains (losses) from share-based compensation awards granted.